RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Jan. 02, 2022
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS:
(a)Right-of-use assets:
The following table presents the right-of-use assets for the Company:

	2021	2020

Balance, beginning of fiscal year	$59,445	$73,539
Additions	8,132	16,424
Additions through business acquisitions	43,539	—
Write-downs, impairments, and accelerated depreciation	(4,696)	(15,862)
Depreciation (note 21)	(13,973)	(14,656)
Balance, end of fiscal year	$92,447	$59,445

(b)Lease obligations:
The Company’s leases are primarily for manufacturing, sales, distribution, and administrative facilities.

The following table presents lease obligations recorded in the statement of financial position:

	January 2, 2022	January 3, 2021

Current	$15,290	$15,884
Non-current	93,812	66,580
	$109,102	$82,464

Leases of certain facilities contain extension or termination options exercisable by the Company before the end of the non-cancellable contract period. The Company has applied judgment to determine the lease term for the contracts with renewal and termination options and has included renewal and termination options in the measurement of lease obligations when it is reasonably certain to exercise the options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or a significant change in circumstances within its control which impacts the original assessments made. As at January 2, 2022, potential undiscounted future lease payments related to renewal options not included in the measurement of lease obligations are $45.8 million (January 3, 2021 - $55.1 million).

The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at January 2, 2022:

January 2, 2022

Less than one year	$21,221
One to five years	50,585
More than five years	61,355
$133,161

For the year ended January 2, 2022, expenses relating to short-term leases and leases of low-value assets were $3.3 million (2020 - $3.8 million).

For the year ended January 2, 2022, the total cash outflow for recognized lease obligations (including interest) was $24.1 million (2020 - $18.6 million), of which $21.5 million (2020 - $15.4 million) was included as part of cash outflows from financing activities.